Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Unrealized Gains and Losses on Available-for-Sale Securities, Beginning balance	$ (183)	$ (165)
Unrealized Gains and Losses on Available-for-Sale Securities, Other comprehensive income (loss)	174	(18)
Unrealized Gains and Losses on Available-for-Sale Securities, Ending balance	(9)	(183)
Accumulated Other Comprehensive Income (Loss), Net of Tax, Beginning Balance	(183)	(165)
Other comprehensive income (loss)	174	(18)
Accumulated Other Comprehensive Income (Loss), Net of Tax, Ending Balance	$ (9)	$ (183)